Consolidated Statements of Convertible Preferred Shares and Changes in Shareholders’ Equity (Deficit) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 6,243	$ 3,822